Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information (Detail) - BRL (R$)
R$ in Thousands
	6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Information [Line Items]
Profit (Loss) before financial and taxes	R$ 16,480,933		R$ 336,987		R$ (2,766,590)		R$ (9,059,320)		R$ 177,373
Profit (loss) before taxes	16,032,978	[1]	(1,016,302)	[1]	(4,378,648)	[2]	(13,434,629)	[2]	(6,547,116)	[2]
Scenario, Previously Reported
Segment Information [Line Items]
Profit (Loss) before financial and taxes	171,861		612,412
Profit (loss) before taxes	16,032,978								(5,324,969)
Operating Segments
Segment Information [Line Items]
Profit (Loss) before financial and taxes	194,466		608,368
Profit (loss) before taxes					(3,440,455)		(12,603,876)		(7,026,804)
Other Businesses
Segment Information [Line Items]
Profit (Loss) before financial and taxes	R$ (22,605)		R$ 4,044
Profit (loss) before taxes					R$ (938,193)		R$ (830,752)		R$ 479,688

[1]	At June 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)